NOTES PAYABLE - BANKS (Details) € in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Jan. 02, 2016 USD ($)	Dec. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Jan. 02, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Apr. 30, 2015 EUR (€)	Dec. 31, 2014	Jun. 30, 2014 EUR (€)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Guarantees		$ 2,415		$ 290		$ 2,415
UNITED STATES
Debt Instrument [Line Items]
Weighted average interest rate		5.76%		5.88%		5.76%	5.76%		5.88%		6.02%
Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Weighted average interest rate		3.50%		3.20%		3.50%	3.50%		3.20%		3.50%
Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Guarantees | €							€ 2,289		€ 266
Line of Credit Nine [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 10,555	$ 12,666		$ 5,996		$ 12,666
Debt instrument, interest rate basis points above reference rate	3.50%	3.50%		3.75%
Credit facility, amount outstanding				$ 5,459			2,051
Unused line fee		0.75%		0.75%
Line of Credit Nine [Member] | Euro Member Countries, Euro [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €							12,000	€ 10,000		€ 5,500
Debt instrument, effective interest rate	3.75%							3.75%		3.75%
Credit facility, amount outstanding | €										€ 5,007
Line Of Credit One [Member] | UNITED STATES
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount			$ 8,500		$ 6,500
Percentage of collateral					95.00%							95.00%
Cash collateral released and used to reduce outstanding borrowings					$ 3,500
Debt instrument, interest rate basis points above reference rate						1.375%
Credit facility, expiration date			Jun. 24, 2018
Line Of Credit One [Member] | Accounts Receivable [Member] | UNITED STATES
Debt Instrument [Line Items]
Percentage of collateral					85.00%							85.00%
Line Of Credit One [Member] | Unbilled Accounts Receivable [Member] | UNITED STATES
Debt Instrument [Line Items]
Percentage of collateral					75.00%							75.00%
Line Of Credit Two [Member] | UNITED STATES
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate						5.625%
Line of Credit [Member] | UNITED STATES
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount													$ 10,500
Cash held as collateral													$ 3,500
Debt instrument, interest rate basis points above reference rate						4.25%
Credit facility, amount outstanding		$ 6,301		$ 5,569		$ 6,301
Credit facility, remaining borrowing capacity		$ 833		572		$ 833
Line of Credit [Member] | Accounts Receivable [Member] | UNITED STATES
Debt Instrument [Line Items]
Percentage of collateral													80.00%
Line of Credit [Member] | Unbilled Accounts Receivable [Member] | UNITED STATES
Debt Instrument [Line Items]
Percentage of collateral													70.00%
Line of Credit [Member] | Cash and Cash Equivalents [Member] | UNITED STATES
Debt Instrument [Line Items]
Percentage of collateral													100.00%
Line of Credit [Member] | Standby Letters of Credit [Member] | UNITED STATES
Debt Instrument [Line Items]
Pledged assets used to secure credit facility													$ 1,000
Percentage of collateral													95.00%
Credit facility, amount outstanding													$ 1,000
Line Of Credit Three [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €							€ 1,592
Debt instrument, effective interest rate					1.20%							1.20%
Credit facility, expiration date						Jan. 01, 2017
Credit facility, amount outstanding				$ 384
Line Of Credit Three [Member] | Euro Member Countries, Euro [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €												€ 1,200
Credit facility, amount outstanding | €									€ 350
Line of credit, increase in maximum borrowing amount | €												€ 1,508
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Weighted average interest rate		7.05%		5.99%		7.05%	7.05%		5.99%		6.06%
Guarantees facility [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount		$ 2,639				$ 2,639
Outstanding guarantees		$ 2,415				$ 2,415
Guarantees facility [Member] | Euro Member Countries, Euro [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €							€ 2,500
Outstanding guarantees | €							2,289
Line of Credit Ten [Member] | Euro Member Countries, Euro [Member] | Europe [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding | €							€ 1,943
Letters of Credit [Member] | UNITED STATES
Debt Instrument [Line Items]
Pledged assets used to secure credit facility					$ 1,000
Percentage of collateral					95.00%							95.00%